REDEEMABLE NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2022
REDEEMABLE NONCONTROLLING INTEREST
REDEEMABLE NONCONTROLLING INTEREST

23. REDEEMABLE NONCONTROLLING INTEREST

On December 31, 2014, the Group considered the redemption of the SBPS to be probable. The Group accreted the carrying value of SBPS to redemption value using the effective interest rate method over the period from the issuance date to the redemption date. As the Group lost control of Red 5 and no longer consolidated of Red 5, redeemable noncontrolling interest record as nil on December 31, 2021 and December 31, 2022.

A reconciliation of redeemable noncontrolling interest is as follows:

	For the year ended	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				(Note 3)
Redeemable noncontrolling interest opening balance	349,046,548	349,046,548	—	—
Net loss attributable to redeemable noncontrolling interest	(1,190,122)	—	—	—
Change in redeemable noncontrolling interest	1,190,122	(349,046,548)	—	—
Redeemable noncontrolling interest ending balance	349,046,548	—	—	—